Organization and Business Background (Details)	12 Months Ended
Dec. 31, 2018
Allied Sun Corporation Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment	Aug. 20, 2008
Place of incorporation/ registration and operation	Hong Kong
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Dormant
Broadway Manufacturing Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment	Aug. 17, 2005
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Property investment
Sun Line Industrial Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment	Apr. 27, 1993
Place of incorporation/ registration and operation	Hong Kong
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Dormant
Sun Ngai Spraying and Silk Print Co Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment	Jul. 25, 1995
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Dormant
Sun Terrace Industries Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment	Mar. 02, 2004
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Dormant
Viewmount Development Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment	Nov. 12, 2013
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding